Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The Company engages in transactions with MWTL primarily through sales of inventory.

	Sales of goods, services and other income		Inventory purchased, services and other expenses
	Years ended December 31,
	2024	2023	2024	2023
Cespira	$9,598	$—	$1,320	$—
MWTL	9,529	7,200	285	64

	Receivables (note 6)		Payables
	December 31,		December 31,
	2024	2023	2024	2023
Cespira	$4,973	$—	$1,137	$—
MWTL	2,550	1,671	48	47
Total	$7,523	$1,671	$1,185	$47